Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	VERI
Entity Registrant Name	Veritone, Inc.
Entity Central Index Key	0001615165
Entity Filer Category	Smaller Reporting Company